Securities Issuance and Conversion (Details) - USD ($)						6 Months Ended
	Dec. 20, 2024	Jul. 08, 2024	Jun. 03, 2024	Sep. 30, 2023	Aug. 31, 2023	Sep. 30, 2024	Feb. 05, 2024
Securities Issuance and Conversion [Line Items]
Aggregate purchase price (in Dollars)			$ 3,500,000
Warrants to purchase			830,957
Exercise price (in Dollars per share)			$ 3.51
Common stock issued			50,000
Purchased principal amount (in Dollars)					$ 454,130
Discount rate					85.00%
Preferred alternate conversion price percentage					85.00%
Preference shares [member]
Securities Issuance and Conversion [Line Items]
Common shares (in Dollars per share)					$ 0.01
Alternate conversion price (in Dollars per share)					0.0787
Exercise price (in Dollars per share)						$ 850
Purchase aggregate of preferred shares (in Dollars)						$ 8,235
Ordinary shares [member]
Securities Issuance and Conversion [Line Items]
Common shares (in Dollars per share)					0.01		$ 0.01
Purchase of shares				3,182,250
Exercise price (in Dollars per share)				$ 0.44
Warrant Conversion [Member]
Securities Issuance and Conversion [Line Items]
Common shares (in Dollars per share)					$ 0.4
Purchase Agreement [Member]
Securities Issuance and Conversion [Line Items]
Aggregate principal amount (in Dollars)			$ 3,888,889
First Tranche [Member] | Bottom of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase			51,045
Promissory notes of principal amounts (in Dollars)			$ 1,427,778
Commitment shares			3,071
First Tranche [Member] | Top of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase			305,080
Promissory notes of principal amounts (in Dollars)			$ 238,888.88
Commitment shares			18,357
Second Tranche [Member] | Bottom of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase		34,029
Promissory notes of principal amounts (in Dollars)		$ 159,259.26
Commitment shares		2,048
Second Tranche [Member] | Top of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase		203,387
Promissory notes of principal amounts (in Dollars)		$ 951,851.84
Commitment shares		12,238
Third Tranche [Member] | Bottom of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase	34,029
Promissory notes of principal amounts (in Dollars)	$ 159,259.26
Commitment shares	2,048
Third Tranche [Member] | Top of range [member]
Securities Issuance and Conversion [Line Items]
Warrants to purchase	203,387
Promissory notes of principal amounts (in Dollars)	$ 951,851.84
Commitment shares	12,238
First And Second Tranche [Member]
Securities Issuance and Conversion [Line Items]
Senior secondary promissory percentage	6.00%